Accrued Expenses and Other Current Liabilities	12 Months Ended
Mar. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 11 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of March 31,
	2023	2024	2024
	(RMB)	(RMB)	(US$)
Salaries and social security insurance (1)	55,188,497	59,297,454	$8,357,640
Promotion service fee (2)	87,567,459	114,508,487	16,139,322
Taxes other than income tax	379,595	3,012,548	424,602
Late fees (3)	9,927,056	10,683,258	1,505,745
Payable for property, plant and equipment	47,579,463	20,413,798	2,877,209
CDC transportation and storage fee	49,976,200	53,515,233	7,542,668
Guarantee deposits (4)	108,795,884	119,313,398	16,816,547
Professional service fee (5)	5,121,970	7,346,813	1,035,492
Interest payable (6)	6,055,245	9,909,655	1,396,710
Other (7)	6,945,275	10,737,325	1,513,366
Total	377,536,644	408,737,969	$57,609,301

(1)

This includes unpaid salaries and outstanding social security insurance. During fiscal 2023, Lakeshore Group paid approximately RMB2.3 million to reduce its payable for salaries and social security insurance. During fiscal 2024, Lakeshore Group paid approximately RMB14.6 million to reduce its payable for salaries and social security insurance. Salaries and social security insurance payables consist of the following:

	As of March 31,
	2023	2024	2024
	(RMB)	(RMB)	(US$)
Salaries	47,390,831	51,990,629	$7,327,784
Social security insurance	7,179,828	6,656,034	938,130
Union Fee	617,838	650,791	91,726
Total	55,188,497	59,297,454	$8,357,640

(2)	Promotion service fee primarily represents fees for the vaccine promotion, including design and implementation of academic activities, and collection of market information.

(3)	Late fees primarily are for corporate income tax, taxes other than income tax and social security insurance and housing reserve fund contributions due to the fact Lakeshore Group failed to pay income tax for calendar 2011 to calendar 2013, taxes other than income tax for calendar 2014 to the beginning of calendar 2021 and social security insurance for calendar 2015 to the beginning of calendar 2021. As of June, 2021, Lakeshore Group has paid the unpaid taxes, including income tax and other taxes other than income tax, as well as the late fees charge of them. From fiscal 2022, the late fee is incurred for unpaid social insurance.

(4)	Guarantee deposits primarily are refundable deposits paid to Lakeshore Group by external service providers to guarantee the external service providers will provide us with high quality and reasonable professional services. The external service providers’ professional service scope includes conducting market research and analysis, monitoring product clinical information, collecting and reporting adverse events of the product use, providing academic visits and education seminars, assisting product shipment and payment collections. Their services don’t assume inventory risk for the vaccines before they are transferred to the end customers.

(5)	Professional service fees primarily are from consultants and other advisors.

(6)	Interest payable primarily includes interest and royalties payable to R-Bridge Healthcare Fund, LP.

(7)	Others primarily are employees’ reimbursement and value added tax.